SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS	12 Months Ended
Dec. 31, 2018
Sale of Minority Interest and Other Dispositions [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS AND ASSETS HELD FOR SALE

4. SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS

Northwest Hydro Facilities

On June 22, 2018, AltaGas completed the disposition of a 35 percent indirect equity interest in the Northwest Hydro facilities for gross cash proceeds of approximately $921.6 million. The disposition was completed through the sale of 35 percent of Northwest Hydro Limited Partnership (NW Hydro LP), a subsidiary of AltaGas which indirectly holds the Northwest Hydro facilities. At December 31, 2018, AltaGas continues to consolidate NW Hydro LP (Note 12). Upon close of the sale, AltaGas recognized a non-controlling interest of $420.4 million, a deferred income tax liability of $153.3 million and contributed surplus of $335.2 million on the Consolidated Balance Sheets, net of transaction costs. There was no impact to the Consolidated Statements of Income upon closing of this transaction.

On December 13, 2018, AltaGas announced that it reached an agreement for the sale of its remaining interest of approximately 55 percent in the Northwest Hydro facilities. The sale was completed in January 2019 (Notes 5 and 33).

Initial Public Offering of AltaGas Canada Inc.

On October 25, 2018, the initial public offering (IPO) of AltaGas Canada Inc. (ACI) was successfully completed, reflecting a final price of $14.50 per common share of ACI. The over-allotment option was exercised in full, and as a result, AltaGas holds approximately 37 percent of ACI common shares at December 31, 2018. Net proceeds to AltaGas (consisting of cash and debt) to AltaGas after the deduction of underwriting fees and expenses were approximately $892.2 million. ACI holds Canadian rate-regulated natural gas distribution utility assets and contracted wind power in Canada, as well as an approximate 10 percent indirect equity interest in the Northwest Hydro facilities.

In addition to a pre-tax provision of $193.7 million, AltaGas recognized a pre-tax loss on disposition of $0.5 million in the Consolidated Statement of Income under the line item “other income”  for the year ended December 31, 2018.

Non-Core San Joaquin Power Assets in California

On November 13, 2018, AltaGas completed the disposition of the San Joaquin facilities for a sale price of approximately US$299.4 million. The assets comprise the Tracy, Hanford and Henrietta plants totaling 523 MW of capacity. In addition to a pre-tax provision of $340.6 million, AltaGas recognized a pre-tax loss on disposition of $14.4 million in the Consolidated Statements of Income under the line item “other income” for the year ended December 31, 2018.

Other U.S. Power Assets

On December 11, 2018, AltaGas completed the disposition of Busch Ranch, a wind asset in the United States, for a sale price of approximately US$16.3 million. AltaGas recognized a pre-tax gain on disposition of $3.2 million in the Consolidated Statements of Income under the line item “other income”  for the year ended December 31, 2018.

Other Dispositions

In March 2018, AltaGas completed the disposition of the Acme and Shaunavon gas processing facilities in the Midstream segment for gross proceeds of approximately $7.0 million. As a result, AltaGas recognized a pre-tax gain on disposition of approximately $1.3 million in the Consolidated Statements of Income under the line item “other income” for the year ended December 31, 2018.

In March 2017, AltaGas completed the disposition of the Ethylene Delivery Systems (EDS) and the Joffre Feedstock Pipeline (JFP) transmission assets in the Midstream segment to Nova Chemicals Corporation for gross proceeds of approximately $67.0 million. AltaGas recognized a pre-tax loss on disposition of approximately $3.4 million in the Consolidated Statement of Income under the line item “other income” for the year ended December 31, 2017 related to this disposition.